STATEMENTS OF INCOME - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Revenues
Interest	$ 523,365	$ 35,489	$ 283,015
Total revenues	71,459,790	25,950,567	31,990,874
Expenses
Compensation of Trustees	291,187	215,368	271,449
Corporate Trustee's administrative fees	62,500	62,500	62,500
Professional fees and expenses:
Legal	1,728,417	1,456,399	928,586
Accounting and auditing	198,089	165,828	185,109
Mining consultant and field representatives	42,120	41,129	30,574
Insurance	241,491	181,041	134,683
Annual stock exchange fee	71,255	71,255	68,000
Transfer agent's and registrar's fees	5,561	6,578	6,606
Other Trust expenses	53,425	342,822	247,615
Total expenses	2,694,045	2,542,920	1,935,122
Net income	$ 68,765,745	$ 23,407,647	$ 30,055,752
WEIGHTED AVERAGE NUMBER OF UNITS OUTSTANDING	13,120,010	13,120,010	13,120,010
Net income per unit (Note 2) (in dollars per unit)	$ 5.241	$ 1.784	$ 2.291
Royalties From Leases [Member]
Revenues
Royalty income	$ 70,119,265	$ 25,416,522	$ 30,983,327
Royalties From Lease Fees [Member]
Revenues
Royalty income	$ 817,160	$ 498,556	$ 724,532